Direct Dial:  603-226-5706
Facsimile:   603-226-5448

VIA EDGAR

April 16, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:  Lincoln Variable Insurance Products Trust ("Registrant")
     (File No. 033-70742; 811-08090)

Dear Commissioners:

We are filing, pursuant to Rule 485(b) under the Securities Act of 1933, Post-Effective Amendment No. 63 under the 1933 Act, which also constitutes Amendment No. 65 under the Investment Company Act of 1940, to the above-referenced Form N-1A registration statement.

The effective date of the attached post-effective amendment will be May 1, 2009. As counsel, I have reviewed the changes effected in the attached post-effective amendment. Based on this review, and in accordance with the second sentence of Rule 485(b)(4), I furnish this written representation that the post-effective amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of that Rule.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,


/s/ Craig D. Moreshead
--------------------------------------
Craig D. Moreshead
Senior Counsel